UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/99

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     James R. Nichols
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

James R. Nichols         Boston, Massachusetts       11/12/1999

     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528                   Fleet Investment Advisors
      28-unknown                Marine Midland Bank
      28-unknown                State Street Bank & Trust Co.

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     156

Form 13F Information Table Value Total:     $244,519
                                            (thousands)
List of other Included Managers:
No.                    13F File Number            Name
01                      28-3168                   Harold I. Pratt
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                                        Form 13F INFORMATION
TABLE

                                            VALUE   SHS/SH  INVSTMNT  OTHER  VOTING  AUTH
NAME OF ISSUER          CLASS  CUSIP         X$1000) PRN AMT DISCRETION MGRS  SOLE   SHARED  NONE
Abbott Laboratories      COM  002824100       3,669     100 SH SOLE            100
Abbott Laboratories      COM  002824100     822,717  22,425 SH DEFINED 01            22,425
Abbott Laboratories      COM  002824100   8,775,650 239,200 SH OTHER                239,200
American Electric Power  COM  025537101      20,646     605 SH OTHER                    605
American Express Co.     COM  025816109     845,100   6,260 SH OTHER                  6,260
American Home Products   COM  026609107      33,200     800 SH DEFINED 01               800
American Home Products   COM  026609107     116,200   2,800 SH OTHER                  2,800
American Int'l Group     COM  026874107       7,998      92 SH SOLE             92
American Int'l Group     COM  026874107   2,323,318  26,724 SH DEFINED O1            26,724
American Int'l Group     COM  026874107  15,613,801 179,598 SH OTHER                179,598
ATT Corp                 COM  001957109     865,955  19,907 SH DEFINED O1            19,907
ATT Corp                 COM  001957109   2,208,800  50,777 SH OTHER                 50,777
Ameritech Corp           COM  030954101   1,756,059  26,308 SH DEFINED O1            26,308
Ameritech Corp           COM  030954101   1,487,991  22,292 SH OTHER                 22,292
Automatic Data ProcessingCOM  053015103       8,925     200 SH SOLE            200
Automatic Data ProcessingCOM  053015103   1,479,319  33,150 SH DEFINED 01            33,150
Automatic Data ProcessingCOM  053015103  10,528,376 235,930 SH OTHER                235,930
BankAmerica Corp         COM  06605F102      33,413     600 SH OTHER                    600
Bank of New York         COM  064057102      26,750     800 SH OTHER                    800
BankBoston               COM  06605R106   1,552,825  35,800 SH OTHER                 35,800
Bell Atlantic Corp.      COM  077853109     766,151  11,382 SH DEFINED O1            11,382
Bell Atlantic Corp.      COM  077853109     843,291  12,528 SH OTHER                 12,528
BellSouth                COM  079860102      24,300     540 SH DEFINED 01               540
BellSouth                COM  079860102      82,980   1,844 SH OTHER                  1,844
Berkshire Hathaway CL B  COM  084670207     716,416     386 SH DEFINED 01               386
Berkshire Hathaway CL B  COM  084670207   1,031,936     556 SH OTHER                    556
Boston Scientific        COM  110122108      29,700   1,200 SH OTHER                  1,200
BP Amoco PLC             ADR  055622104     120,564   1,088 SH DEFINED 01             1,088
Bristol Myers Squibb     COM  110122108     290,250   4,300 SH OTHER                  4,300
Capital One Financial    COM  14040H105      46,800   1,200 SH OTHER                  1,200
Chevron Corp.            COM  166751107      17,750     200 SH OTHER                    200
Cintas Corp.             COM  172908105       2,891      50 SH SOLE             50
Cintas Corp.             COM  172908105      73,711   1,275 SH DEFINED 01             1,275
Cintas Corp.             COM  172908105   1,094,969  18,940 SH OTHER                 18,940
Cisco Systems		          COM  17275R102	     13,713	    200 SH DEFINED 01	          200
Cisco Systems            COM  17275R102     192,660   2,810 SH OTHER                  2,810
Citigroup Inc.           COM  172967101      16,500     375 SH OTHER                    375
Coca Cola                COM  191216100       4,343      90 SH SOLE             90
Coca Cola                COM  191216100   2,685,354  55,655 SH DEFINED O1            55,655
Coca Cola                COM  191216100  10,888,336 225,665 SH OTHER                225,665
Crown, Cork & Seal       COM  228255105      24,250   1,000 SH OTHER                  1,000
Deere & Co.              COM  244199105       2,012      52 SH OTHER                     52
Disney (Walt) Company    COM  254687106       6,240     240 SH SOLE            240
Disney (Walt) Company    COM  254687106     175,500   6,750 SH DEFINED 01             6,750
Disney (Walt) Company    COM  254687106     608,400  23,400 SH OTHER                 23,400
Dominion Res Inc. VA     COM  257470104      21,795     483 SH OTHER                    483
Dow Chemical             COM  260543103      22,725     200 SH OTHER                    200
Duff & Phelps            COM  264324104      19,230   1,985 SH OTHER                  1,985
Dupont E I De Nemours    COM  263534109     144,837   2,394 SH DEFINED 01             2,394
Eastman Kodak            COM  277461109       8,470     112 SH OTHER                    112
Elan PLC ADR             COM  284131208      67,125   2,000 SH OTHER                  2,000
Electronic Data Systems  COM  285661104       4,235      80 SH SOLE             80
Electronic Data Systems  COM  285661104     264,688   5,000 SH DEFINED 01             5,000
Electronic Data Systems  COM  285661104     925,348  17,480 SH OTHER                 17,480
Emerson Electric         COM  291011104       3,159      50 SH SOLE             50
Emerson Electric         COM  291011104     800,902  12,675 SH DEFINED 01            12,675
Emerson Electric         COM  291011104   3,681,935  58,270 SH OTHER                 58,270
Ericsson L M Tel Co. CL  COM  294821400     531,250  17,000 SH OTHER                 17,000
Exxon                    COM  302290101     220,400   2,900 SH DEFINED 01             2,900
Exxon                    COM  302290101   2,168,432  28,532 SH OTHER                 28,532
First Union Corp         COM  337358105      15,675     440 SH OTHER                    440
General Electric         COM  369604103       9,485      80 SH SOLE            80
General Electric         COM  369604103   4,454,393  37,570 SH DEFINED O1            37,570
General Electric         COM  369604103  21,783,488 183,730 SH OTHER                183,730
General Mills            COM  370334104     243,375   3,000 SH DEFINED 01             3,000
General Mills            COM  370334104      48,675     600 SH OTHER                    600
Genzyme Corp General Div COM  372917104      45,063   1,000 SH OTHER                  1,000
Genzyme Surgical Prod    COM  372917609       1,007     179 SH OTHER                    179
Genzyme Molecular        COM  372917500         621     108 SH OTHER                    108
Gillette Co.             COM  375766102       5,091     150 SH SOLE           150
Gillette Co.             COM  375766102     473,598 13,955 SH DEFINED 01             13,955
Gillette Co.             COM  375766102   2,009,100  59,200 SH OTHER                 59,200
GTE Corp                 COM  362320103       7,688     100 SH OTHER                    100
Hewlett Packard Co.      COM  428236103       6,353      70 SH SOLE            70
Hewlett Packard Co.      COM  428236103     871,200   9,600 SH DEFINED 01             9,600
Hewlett Packard Co.      COM  428236103   4,755,301  52,400 SH OTHER                 52,400
Intel Corp.              COM  458140100     220,708   2,970 SH DEFINED 01             2,970
Intel Corp.              COM  458140100   1,416,396  19,060 SH OTHER                 19,060
Int'l Flavors & FragranceCOM  459506101      81,075   2,350 SH DEFINED 01             2,350
Int'l Flavors & FragranceCOM  459506101     411,930  11,940 SH OTHER                 11,940
International Paper Co.  COM  460146103      96,125   2,000 SH OTHER                  2,000
Int'l Business Machines  COM  459200101      96,800     800 SH OTHER                    800
Interpublic Group		      COM	460690100	      24,675	    600 SH DEFINED 01		    600
Investors Finl Services  COM  461915100      68,750   2,000 SH OTHER                  2,000
Johnson & Johnson        COM  478160104       9,188     100 SH SOLE          100
Johnson & Johnson        COM  478160104   5,188,641  56,475 SH DEFINED 01            56,475
Johnson & Johnson        COM  478160104  21,019,163 228,780 SH OTHER                228,780
Kellogg                  COM  487836108       2,546      68 SH OTHER                     68
Kerr McGee Corp.         COM  492386107      20,138     369 SH OTHER                    369
Lucent Technologies      COM  549463107     248,341   3,828 SH SOLE        3,828
Lucent Technologies      COM  549463107   1,433,089  22,090 SH DEFINED 01            22,090
Lucent Technologies      COM  549463107   7,401,719 114,092 SH OTHER                114,092
Marsh & McLennan         COM  571748102     914,475  13,350 SH DEFINED O1            13,350
Marsh & McLennan         COM  571748102   5,908,125  86,250 SH OTHER                 86,250
McGraw Hill Companies    COM  580645109     120,938   2,500 SH DEFINED 01             2,500
McGraw Hill Companies    COM  580645109   5,103,563 105,500 SH OTHER                105,500
McDonalds                COM  580135101      34,600     800 SH DEFINED 01               800
McDonalds                COM  580135101     103,800   2,400 SH OTHER                  2,400
Medtronic Corp.          COM  585055106	      4,979	    140 SH SOLE	     140
Medtronic Corp.          COM  585055106      85,350   2,400 SH OTHER                  2,400
Merck                    COM  589331107       9,074	    140 SH SOLE          140
Merck                    COM  589331107   3,929,971  60,636 SH DEFINED 01            60,636
Merck                    COM  589331107  19,791,145 305,360 SH OTHER                305,360
Microsoft                COM  594918104     412,965   4,560 SH DEFINED 01             4,560
Microsoft                COM  594918104   1,083,128  11,960 SH OTHER                 11,960
Minnesota Mining & Mfg   COM  604059105     201,731   2,100 SH DEFINED 01             2,100
Minnesota Mining & Mfg   COM  604059105     902,988   9,400 SH OTHER                  9,400
Minnesota Power          COM  604110106       7,025     400 SH OTHER                    400
Morgan, J.P.             COM  616880100       5,713      50 SH SOLE           50
Morgan, J.P.             COM  616880100   1,837,483  16,083 SH DEFINED 01            16,083
Morgan, J.P.             COM  616880100   6,296,775  55,114 SH OTHER                 55,114
Motorola Inc.            COM  620076109     751,960   8,545 SH DEFINED 01             8,545
Motorola Inc.            COM  620076109   3,950,320  44,890 SH OTHER                 44,890
National City Corp.      COM  635405103      84,333   3,160 SH DEFINED 01             3,160
National City Corp.      COM  635405103      40,032   1,500 SH OTHER                  1,500
New England Electric Sys COM  644001109      24,589     474 SH OTHER                    474
Nisource Inc.                 65473P105       9,558     432 SH OTHER                    432
Northern Trust Corp.     COM  665859104   3,173,000  38,000 SH OTHER                 38,000
Ocean Energy                  67481E106      10,188   1,000 SH OTHER                  1,000
Pepsico                  COM  713448108       4,270     140 SH SOLE         140
Pepsico                  COM  713448108     555,863  18,225 SH DEFINED O1             18,225
Pepsico                  COM  713448108   7,901,025 259,050 SH OTHER                 259,050
Pfizer, Inc.		           COM  717081103	      3,588     100 SH SOLE         100
Pfizer, Inc.             COM  717081103      86,100   2,400 SH OTHER                   2,400
Procter & Gamble         COM  742718109       9,375     100 SH SOLE         100
Procter & Gamble         COM  742718109   3,709,219  39,565 SH DEFINED 01             39,565
Procter & Gamble         COM  742718109   8,563,125  91,340 SH OTHER                  91,340
Ranger Oil               COM  752805101       4,250   1,000 SH OTHER                   1,000
Raytheon CLB             COM  755111408     141,431   2,850 SH DEFINED 01              2,850
Raytheon CLB             COM  755111408      38,211     770 SH OTHER                     770
Reuters Group OLC        COM  76132M102      84,305   1,040 SH OTHER                   1,040
Santa Fe Snyder          COM  80218K105       9,000   1,000 SH OTHER                   1,000
Sara Lee Corp.           COM  803111103      93,500   2,000 SH OTHER                   2,000
SBC Communications       COM  78387G103      66,381   1,300 SH OTHER                   1,300
Schlumberger Ltd.        COM  806857108   1,402,031  22,500 SH OTHER                  22,500
Service Corp. Int'l      COM  817565104      10,563   1,000 SH OTHER                   1,000
Sigma Aldrich            COM  826552101       4,128     130 SH SOLE         130
Sigma Aldrich            COM  826552101     390,525  12,300 SH DEFINED 01             12,300
Sigma Aldrich            COM  826552101   2,527,300  79,600 SH OTHER                  79,600
Southwest Airlines	      COM	 844741108       1,519     100 SH DEFINED 01		     100
St. Paul Companies       COM  792860108     196,625   7,150 SH DEFINED 01              7,150
State Street Boston      COM  857473102       5,170      80 SH SOLE          80
State Street Boston      COM  857473102     682,440  10,560 SH DEFINED 01             10,560
State Street Boston      COM  857473102   6,221,449  96,270 SH OTHER                  96,270
Stryker                  COM  863667101     189,163   3,700 SH DEFINED 01              3,700
Stryker                  COM  863667101     676,895  13,240 SH OTHER                  13,240
Sysco                    COM  871829107       7,013     200 SH SOLE         200
Sysco                    COM  871829107     611,841  17,450 SH DEFINED 01             17,450
Sysco                    COM  871829107   2,492,944  71,100 SH OTHER                  71,100
TECO Energy              COM  872375100     110,906   3,750 SH DEFINED 01              5,250
TECO Energy              COM  872375100     118,300   5,600 SH OTHER                   5,600
Texas Instruments Inc.   COM  882508104     156,275   1,900 SH OTHER                   1,900
Time Warner Inc.         COM  887315109   1,244,160  20,480 SH OTHER                  20,480
United Dominion Realty   COM  910197102     100,688   9,000 SH DEFINED 01              9,000
United Dominion Realty   COM  910197102   1,483,462 132,600 SH OTHER                 132,600
Wilmington Trust Corp.   COM  971807102     194,250   4,000 SH OTHER                   4,000

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